Income Taxes (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Aug. 24, 2021	Dec. 31, 2020
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Current Federal, State and Local, Tax Expense (Benefit)		$ 8.8
INTE Securities LLC [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	4.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Equity Method Investment, Ownership Percentage		50.00%